Income taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
For the three and six months ended June 30, 2023, the income tax recovery in the unaudited interim consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5%. The differences are as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Expected income tax recovery at Canadian statutory rate	$(84,596)	$(22,562)	$(11,903)	$(6,119)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(5,560)	(6,562)	(16,718)	(19,039)
Adjustments from investments carried at fair value	40,357	17,216	11,092	18,229
Change in valuation allowance	676	(1,582)	(791)	(1,731)
Non-controlling interests share of income	2,201	4,587	12,393	15,640
Acquisition-related state deferred tax adjustments	—	—	—	7,600
Tax credits	(8,095)	(11,992)	(20,505)	(22,023)
Amortization and settlement of excess deferred income tax	(2,456)	(2,296)	(6,207)	(6,329)
Other	1,515	372	1,382	405
Income tax recovery	$(55,958)	$(22,819)	$(31,257)	$(13,367)
The following table illustrates the movement in the deferred tax valuation allowance:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Beginning balance	$97,396	$28,959	$107,583	$27,470
Charged to income tax recovery	676	(1,582)	(791)	(1,731)
Charged (reduction) to OCI	(6,418)	2,664	(15,138)	4,302
Reductions to other accounts	—	(211)	—	(211)
Ending balance	$91,654	$29,830	$91,654	$29,830